Collection Period Ended
30-Sep-2013
Principal
Note
Payment
Factor
0.00
0.000000
0.00
0.000000
26,121,324.77
0.242711
0.00
1.000000
26,121,324.77
Interest & Principal
Payment
0.00
0.00
26,217,363.42
134,708.33
$26,352,071.75
Total
$230,746.98
Class A-3 Notes
0.850000%
96,038.65
0.212946
58.131626
Class A-4 Notes
1.220000%
134,708.33
1.016667
1.016667
Class A-1 Notes
0.216670%
0.00
0.000000
0.000000
Class A-2 Notes
0.292300%
0.00
0.000000
0.000000
Current Overcollateralization Amount
108,958,181.84
6.65%
Interest per
Interest & Principal Payment
Interest Rate
Interest Payment
$1000 Face Amount
per $1000 Face Amount
Amount
Percentage
Initial Overcollateralization Amount
90,968,899.86
5.55%
Target Overcollateralization Amount
108,958,181.84
6.65%
Yield Supplement Overcollateralization Amount
53,171,320.50
11,333,045.92
10,515,900.92
Pool Balance
1,691,640,220.36
388,375,199.21
361,436,729.44
Overcollateralization
90,968,899.86
108,958,181.84
108,958,181.84
Adjusted Pool Balance
1,638,468,899.86
377,042,153.29
350,920,828.52
Class A-4 Notes
132,500,000.00
132,500,000.00
132,500,000.00
0.000000
Total Note Balance
1,547,500,000.00
268,083,971.45
241,962,646.68
Class A-2 Notes
469,000,000.00
0.00
0.00
0.000000
Class A-3 Notes
451,000,000.00
135,583,971.45
109,462,646.68
57.918680
Balance
Balance
Balance
Face Amount
Class A-1 Notes
495,000,000.00
0.00
0.00
0.000000
1-m Libor
0.182300%
Summary
Initial
Beginning
Ending
Principal per $1000
29
Interest Period of the Class A-3 and A-4 Notes (from... to)
15-Sep-2013
15-Oct-2013
30/360 Days
30
Distribution Date
15-Oct-2013
Interest Period of the Class A-1 and A-2 Notes (from... to)
16-Sep-2013
15-Oct-2013 Actual/360 Days
Collection Period (from... to)
1-Sep-2013
30-Sep-2013
Determination Date
10-Oct-2013
Record Date
11-Oct-2013
Mercedes-Benz Auto Receivables Trust 2011-1
Investor Report
Amounts in USD
Dates
Collection Period No.
27
Aggregate Principal Distributable Amount
26,121,324.77
26,121,324.77
Regular Principal Distributable Amount
26,121,324.77
26,121,324.77
230,746.98
230,746.98
0.00
0.00
Priority Principal Distributable Amount
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
134,708.33
134,708.33
0.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
96,038.65
96,038.65
0.00
Monthly Interest Distributable Amount
230,746.98
230,746.98
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
Total Servicing Fee
323,646.00
323,646.00
0.00
Total Trustee Fee
0.00
0.00
0.00
Total Distribution
28,118,633.81
Distribution Detail
Due
Paid
Shortfall
Reserve Fund Draw Amount
0.00
(8) Total Trustee Fees [not previously paid under (2)]
0.00
Available Funds
28,118,633.81
(9) Excess Collections to Certificateholders
1,442,916.06
Investment Earnings
0.00
(6) Regular Principal Distributable Amount
26,121,324.77
Available Collections
28,118,633.81
(7) Additional Servicing Fee and Transition Costs
0.00
Purchase Amounts
0.00
(4) Priority Principal Distributable Amount
0.00
Advances made by the Servicer
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
0.00
Net Liquidation Proceeds
0.00
(2) Total Trustee Fees (max. $100,000 p.a.)
0.00
Recoveries
113,400.21
(3) Interest Distributable Amount Class A Notes
230,746.98
Principal Collections
26,803,003.35
(1) Total Servicing Fee
323,646.00
Interest Collections
1,202,230.25
Nonrecoverable Advances to the Servicer
0.00
Available Funds
Distributions
Investment Earnings for the Collection Period
0.00
Notice to Investors
Reserve Fund Amount - Ending Balance
4,096,172.25
Reserve Fund Deficiency
0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund
0.00
Net Investment Earnings on the Collection Account
0.00
plus Net Investment Earnings for the Collection Period
0.00
minus Net Investment Earnings
0.00
minus Reserve Fund Draw Amount
0.00
Reserve Fund Amount - Beginning Balance
4,096,172.25
plus top up Reserve Fund up to the Required Amount
0.00
Reserve Fund
Reserve Fund Required Amount
4,096,172.25
Reserve Fund and Investment Earnings
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance
0.190%
Principal Recoveries
112,684.64
Principal Net Losses
22,781.78
135,466.42
Principal Net Liquidation Proceeds
0.00
Total
361,436,729.44
28,000
100.00%
Cumulative Principal Net Losses
3,217,923.36
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Principal Gross Losses
61-90 Days Delinquent
758,323.86
38
0.21%
91-120 Days Delinquent
210,738.31
17
0.06%
Delinquency Profile *
Amount
31-60 Days Delinquent
2,696,768.48
172
0.75%
45.89
25.63
Percentage
Current
357,770,898.79
27,773
98.99%
Weighted Average Seasoning (months)
13.28
38.42
28,000
Pool Factor
21.37%
Number of Receivables
As of Cutoff Date
Current
Weighted Average APR
3.62%
3.63%
Weighted Average Number of Remaining Payments
Principal Gross Losses
Pool Balance beginning of Collection Period
388,375,199.21
135,466.42
Pool Balance end of Collection Period
361,436,729.44
Cutoff Date Pool Balance
1,691,640,220.36
Principal Collections attributable to Full Pay-offs
8,868,808.81
Principal Purchase Amounts
0.00
29,228
Principal Collections
17,934,194.54
Pool Statistics
Pool Data
Amount
Number of Receivables
62,088